Other Debt Securities - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealized gains and losses	$ 5,303	$ (94,863)
Central Bank Bills [member]
Disclosure of other debt securities at fair value through profit or loss [line items]
Unrealized gains and losses	$ (260,184)